Property and Equipment - Summary of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Cost	$ 1,821
Depreciation of property and equipment	980	$ 870	$ 449
Subtotal	2,339	1,821
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Cost	4,558	3,659
Additions	1,007	463
Acquisitions	510	558
Disposals / retirements	(23)	(132)
Foreign currency translation adjustment	27	10
Subtotal	6,079	4,558	3,659
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Cost	2,737	1,932
Depreciation of property and equipment	980	870
Disposals / retirements	(3)	(99)
Foreign currency translation adjustment	26	34
Subtotal	3,740	2,737	1,932
Furniture, Fixtures and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	544
Subtotal	569	544
Furniture, Fixtures and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Cost	1,234	1,000
Additions	196	68
Acquisitions	16	184
Disposals / retirements	(10)	(27)
Foreign currency translation adjustment	(1)	9
Subtotal	1,435	1,234	1,000
Furniture, Fixtures and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Cost	690	482
Depreciation of property and equipment	179	201
Disposals / retirements	(5)	(6)
Foreign currency translation adjustment	2	13
Subtotal	866	690	482
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Cost	627
Subtotal	926	627
Computer Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Cost	2,062	1,707
Additions	227	316
Acquisitions	494	138
Disposals / retirements	(13)	(99)
Foreign currency translation adjustment	30
Subtotal	2,800	2,062	1,707
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Cost	1,435	1,153
Depreciation of property and equipment	409	360
Disposals / retirements	2	(93)
Foreign currency translation adjustment	28	15
Subtotal	1,874	1,435	1,153
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Cost	650
Subtotal	844	650
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Cost	1,262	952
Additions	584	79
Acquisitions		236
Disposals / retirements		(6)
Foreign currency translation adjustment	(2)	1
Subtotal	1,844	1,262	952
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Cost	612	297
Depreciation of property and equipment	392	309
Foreign currency translation adjustment	(4)	6
Subtotal	$ 1,000	$ 612	$ 297